April 26, 2002

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
                   DREYFUS PREMIER LIMITED TERM MASSACHUSETTS
                                 MUNICIPAL FUND
                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 1, 2001

   At a meeting of the Board of Trustees of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust" ) held on April 25, 2002, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the " Plan" ) between the Trust, on behalf of Dreyfus Premier Limited Term Massachusetts Municipal Fund (the "Fund"), and MPAM Funds Trust, on behalf of MPAM Massachusetts Intermediate Municipal Bond Fund (the "Acquiring Fund"). The Plan provides for the transfer of the Fund's assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, the distribution of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the "Reorganization").

   It is currently contemplated that holders of Fund shares as of May 30, 2002 (the "Record Date") will be asked to approve the Plan on behalf of the Fund at a special meeting of shareholders to be held on or about August 22, 2002. If the Plan is approved, the Reorganization will become effective on or about August 29, 2002.

   In anticipation of the Reorganization, the Fund is closed to any investments for new accounts. Subsequent investments in already existing accounts will be permitted up until the time of the Reorganization.

   A Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to Fund shareholders as of the Record Date. The Proxy Statement will describe the Acquiring Fund and other matters. Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-554-4611.


                                                                       346s0402

                                                                 April 26, 2002

                  THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
                  DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
                           SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 1, 2001

   At a meeting of the Board of Trustees of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust" ) held on April 25, 2002, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the " Plan" ) between the Trust, on behalf of Dreyfus Premier Limited Term Municipal Fund (the "Fund"), and MPAM Funds Trust, on behalf of MPAM National Intermediate Municipal Bond Fund (the "Acquiring Fund"). The Plan provides for the transfer of the Fund's assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, the distribution of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the "Reorganization").

   It is currently contemplated that holders of Fund shares as of May 30, 2002 (the "Record Date") will be asked to approve the Plan on behalf of the Fund at a special meeting of shareholders to be held on or about August 22, 2002. If the Plan is approved, the Reorganization will become effective on or about August 29, 2002.

   In anticipation of the Reorganization, the Fund is closed to any investments for new accounts. Subsequent investments in already existing accounts will be permitted up until the time of the Reorganization.

   A Prospectus/Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to Fund shareholders as of the Record Date. The Prospectus/Proxy Statement will describe the Acquiring Fund and other matters. Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-554-4611.


                                                                       347s0402